Provisions (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of information about provisions

The Company recognizes provisions for asset retirement costs associated with its leased facilities where it has obligations under lease agreements to restore premises to their original condition at the end of the lease term. As there were no asset retirement provisions required in the prior year, no comparative figures are presented in the below table.

2025
Beginning of the year	$-
Additions from acquisition (note 19)	2,129
Additions	202
Decrease in liability	(14)
Accretion expense	84
End of the year	$2,401